Note 5 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Statement Line Items [Line Items]
Trade receivable	$ 941,287	$ 947,911
Grants receivable	132,556	22,556	$ 131,847
	$ 1,073,843	$ 970,467